UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04494

                                 The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Annual Report — December 31, 2014

Y(our) Portfolio Management Team

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 4 stars overall, 2 stars for the three year period, 3 stars for the five year period and 5 stars for the ten year periods ended December 31, 2014 among 1,336, 1,336, 1,193, and 812 Large Blend funds, respectively. Morningstar Rating™ is based on risk-adjusted returns.

To Our Shareholders,

For the year ended December 31, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Asset Fund increased 4.9% compared with an increase of 13.7% for the Standard & Poor’s (“S&P”) 500 Index. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2014.

Performance Discussion (Unaudited)

In volatile times, it is important to reiterate that, as value investors, we seek for “Mr. Market” to serve us, rather than inform us about the value of a company. We buy high quality, cash generating businesses, operating in industries in which we have a core competency, which have potential catalysts to surface value: a takeover of the company, financial engineering, new management, regulatory changes, a change in cash flow allocation, or some other dynamic. We note that continued low interest rates means that companies should continue to have access to low cost financing, with which they can pursue mergers and acquisitions. This underscores our confidence that the “Fifth Wave” of takeover activity is likely to continue.

All this reinforces our belief in two differentiating aspects of our process and philosophy. First, we are fundamental, bottom up stock pickers. We have chosen to focus on companies in a subset of industries in which sustainable competitive advantages can be cultivated. Volatile and unpredictable crude prices, for example, are reasons we tend to avoid the energy sector and gravitate to less commoditized industries. Second, we are value investors. Our contribution to the body of work begun by Professors Benjamin Graham and David Dodd has been the concept of Private Market Value (PMV) with a Catalyst®. We seek businesses selling in the public markets at a substantial discount to their PMVs and for which we can identify one or more events that will narrow that discount. We tend to gravitate toward tangible assets and cash flow and away from estimates that may or may not occur in the future.

Selected holdings that contributed positively to performance in 2014 were: Twenty-First Century Fox Inc. (2.3% of net assets as of December 31, 2014) operates as a diversified media and entertainment company worldwide; DIRECTV (1.8%) is the largest pay TV provider in the world, with over twenty million subscribers in the U.S. and over twelve million throughout Latin America; and Genuine Parts Co. (1.6%) is an Atlanta based distributor of automotive and industrial replacement parts, office products, and electrical and electronic components. Some of our weaker performing stocks during the year were: Precision Castparts Corp. (1.4%) manufactures metal components and products worldwide; Flowserve Corp. (1.0%) designs, manufactures, distributes, and services industrial flow management equipment; and Rolls-Royce Holdings PLC (0.8%) provides integrated power solutions for customers in civil and defense aerospace, marine, and energy markets worldwide.

We appreciate your confidence and trust.

Sincerely yours,

Bruce N. Alpert
President

February 20, 2015

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variations in a fund’s monthly performance, place more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2015 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Comparative Results

Average Annual Returns through December 31, 2014 (a) (Unaudited)				Since Inception (3/3/86)
	1 Year	5 Year	10 Year
Class AAA (GABAX)	4.89%	14.57%	8.70%	12.40%
S&P 500 Index	13.69	15.45	7.67	10.46(d)
Dow Jones Industrial Average	9.97	14.15	7.89	11.35(d)
Nasdaq Composite Index	14.80	17.27	9.26	9.22(d)
Class A (GATAX)	4.89	14.57	8.70	12.40
With sales charge (b)	(1.14)	13.22	8.05	12.16
Class C (GATCX)	4.11	13.72	7.89	12.09
With contingent deferred sales charge (c)	3.11	13.72	7.89	12.09
Class I (GABIX)	5.16	14.85	8.89	12.47

In the current prospectuses dated April 30, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.35%, 1.35%, 2.10%, and 1.10%, respectively. See page 16 for the expense ratios for the year ended December 31, 2014. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	The S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

THE GABELLI ASSET FUND (CLASS AAA SHARES) AND S&P 500 INDEX (Unaudited)

*

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Gabelli Asset Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from July 1, 2014 through December 31, 2014	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2014.

	Beginning Account Value 07/01/14	Ending Account Value 12/31/14	Annualized Expense Ratio	Expenses Paid During Period*

The Gabelli Asset Fund

Actual Fund Return
Class AAA	$1,000.00	$ 996.40	1.35%	$ 6.79
Class A	$1,000.00	$ 996.50	1.35%	$ 6.79
Class C	$1,000.00	$ 992.80	2.10%	$10.55
Class I	$1,000.00	$ 997.80	1.10%	$ 5.54
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.40	1.35%	$ 6.87
Class A	$1,000.00	$1,018.40	1.35%	$ 6.87
Class C	$1,000.00	$1,014.62	2.10%	$10.66
Class I	$1,000.00	$1,019.66	1.10%	$ 5.60

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2014:

The Gabelli Asset Fund

Food and Beverage	11.1%
Financial Services	9.3%
Cable and Satellite	8.0%
Entertainment	7.5%
Equipment and Supplies	6.9%
Energy and Utilities	5.6%
Consumer Products	5.0%
Health Care	4.9%
Automotive: Parts and Accessories	4.6%
Diversified Industrial	4.3%
Retail	3.2%
Machinery	3.1%
Aviation: Parts and Services	2.9%
Business Services	2.8%
Consumer Services	1.9%
Telecommunications	1.8%
Specialty Chemicals	1.7%
Computer Software and Services	1.6%
Aerospace	1.6%
Broadcasting	1.4%
Hotels and Gaming	1.4%
Environmental Services	1.4%

Metals and Mining	1.3%
Electronics	1.2%
Automotive	1.1%
Publishing	0.9%
Agriculture	0.7%
Transportation	0.6%
Wireless Communications	0.5%
Computer Hardware	0.3%
Communications Equipment	0.3%
Real Estate	0.3%
Building and Construction	0.3%
Real Estate Investment Trusts	0.1%
U.S. Government Obligations	0.1%
Home Furnishings	0.1%
Manufactured Housing and Recreational Vehicles	0.1%
Airlines	0.1%
Closed-End Funds	0.0%*
Other Assets and Liabilities (Net)	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — December 31, 2014

Shares		Cost	Market Value
	COMMON STOCKS — 99.8%
	Aerospace — 1.6%
48,000	B/E Aerospace Inc.†	$2,652,377	$2,784,960
660,000	Exelis Inc.	2,932,817	11,569,800
5,000	Lockheed Martin Corp.	147,750	962,850
6,500	Northrop Grumman Corp.	290,591	958,035
2,161,100	Rolls-Royce Holdings plc	16,149,366	29,304,183
86,000	The Boeing Co.	4,832,001	11,178,280

		27,004,902	56,758,108

	Agriculture — 0.7%
385,000	Archer Daniels Midland Co.	4,893,160	20,020,000
47,000	Monsanto Co.	704,161	5,615,090
8,000	Potash Corp of Saskatchewan Inc.	36,608	282,560
26,000	The Mosaic Co.	454,052	1,186,900

		6,087,981	27,104,550

	Airlines — 0.1%
49,000	American Airlines Group Inc.	795,082	2,627,870
100,000	American Airlines Group Inc., Escrow†	1,464	188,000

		796,546	2,815,870

	Automotive — 1.1%
30,000	Ford Motor Co.	370,179	465,000
50,000	General Motors Co.	1,587,900	1,745,500
290,000	Hertz Global Holdings Inc.†	7,094,841	7,232,600
663,000	Navistar International Corp.†	16,058,472	22,197,240
93,000	PACCAR Inc.	476,625	6,324,930
3,000	Volkswagen AG	119,556	653,792

		25,707,573	38,619,062

	Automotive: Parts and Accessories — 4.6%
221,400	BorgWarner Inc.	981,896	12,165,930
300,000	Brembo SpA	3,277,548	10,055,541
94,000	CLARCOR Inc.	602,883	6,264,160
600,600	Dana Holding Corp.	6,990,319	13,057,044
148,677	Federal-Mogul Holdings Corp.†	2,228,597	2,392,213
534,500	Genuine Parts Co.	14,600,297	56,961,665
418,500	Johnson Controls Inc.	4,431,065	20,230,290
115,000	Modine Manufacturing Co.†	1,174,864	1,564,000
162,000	O’Reilly Automotive Inc.†	6,070,236	31,204,440
75,000	Standard Motor Products Inc.	652,812	2,859,000
185,000	Superior Industries International Inc.	3,649,504	3,661,150
86,400	Tenneco Inc.†	2,393,321	4,891,104
27,000	Visteon Corp.†	2,606,686	2,885,220

		49,660,028	168,191,757

	Aviation: Parts and Services — 2.9%
1,057,200	BBA Aviation plc	2,593,568	5,931,918
417,500	Curtiss-Wright Corp.	2,872,808	29,471,325

Shares		Cost	Market Value
580,000	GenCorp Inc.†	$1,952,181	$10,614,000
121,100	Kaman Corp.	1,946,448	4,854,899
33,000	KLX Inc.†	1,410,378	1,361,250
212,000	Precision Castparts Corp.	2,076,505	51,066,560
12,000	Woodward Inc.	426,301	590,760

		13,278,189	103,890,712

	Broadcasting — 1.4%
297,200	CBS Corp., Cl. A, Voting	3,236,811	16,750,192
18,000	Cogeco Inc.	342,646	946,635
26,666	Corus Entertainment Inc., New York, Cl. B	43,320	526,120
13,334	Corus Entertainment Inc., Toronto, Cl. B	21,662	263,398
120,000	ITV plc	412,918	402,494
47,500	Liberty Broadband Corp., Cl. A†	203,538	2,379,275
103,000	Liberty Broadband Corp., Cl. C†	745,114	5,131,460
190,000	Liberty Media Corp., Cl. A†	610,613	6,701,300
375,000	Liberty Media Corp., Cl. C†	961,985	13,136,250
10,500	Naspers Ltd., Cl. N	412,816	1,375,268
10,000	Pandora Media Inc.†	255,009	178,300
40,000	Sky plc	590,713	560,474
366,000	Television Broadcasts Ltd.	1,680,508	2,130,967
40,000	Tokyo Broadcasting System Holdings Inc.	560,409	474,203

		10,078,062	50,956,336

	Building and Construction — 0.3%
13,000	Assa Abloy AB, Cl. B	667,259	691,728
180,700	Fortune Brands Home & Security Inc.	2,461,296	8,180,289
40,000	Layne Christensen Co.†	730,001	381,600

		3,858,556	9,253,617

	Business Services — 2.8%
12,000	ACCO Brands Corp.†	77,820	108,120
54,561	Aramark	1,272,850	1,699,575
56,000	Ascent Capital Group Inc., Cl. A†	1,696,805	2,964,080
700	Blackhawk Network Holdings Inc.†	19,785	27,160
7,393	Blackhawk Network Holdings Inc., Cl. B†	172,402	278,642
98,100	Blucora Inc.†	1,633,506	1,358,685
200,000	Clear Channel Outdoor Holdings Inc., Cl. A	905,551	2,118,000
149,600	Ecolab Inc.	1,338,546	15,636,192
15,000	Edenred	273,621	416,652
140,000	Fly Leasing Ltd., ADR	1,860,448	1,841,000
60,000	Landauer Inc.	370,683	2,048,400

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2014

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
328,000	Live Nation Entertainment Inc.†	$3,495,097	$8,564,080
95,000	Macquarie Infrastructure Co. LLC	3,885,673	6,753,550
245,000	MasterCard Inc., Cl. A	1,677,947	21,109,200
20,000	MOCON Inc.	275,441	356,800
2,000	MSC Industrial Direct Co. Inc., Cl. A	143,139	162,500
268,752	The Brink’s Co.	7,307,931	6,560,236
1,120,000	The Interpublic Group of Companies Inc.	11,839,035	23,262,400
24,000	Vectrus Inc.†	116,767	657,600
16,000	Visa Inc., Cl. A	847,361	4,195,200

		39,210,408	100,118,072

	Cable and Satellite — 8.0%
322,400	AMC Networks Inc., Cl. A†	322,128	20,559,448
1,790,600	Cablevision Systems Corp., Cl. A	3,404,188	36,957,984
5,000	Charter Communications Inc., Cl. A†	248,724	833,100
160,000	Comcast Corp., Cl. A	2,208,213	9,281,600
321,000	Comcast Corp., Cl. A, Special	7,182,596	18,478,365
55,000	DigitalGlobe Inc.†	1,283,444	1,703,350
760,000	DIRECTV†	7,543,226	65,892,000
306,200	DISH Network Corp., Cl. A†	6,388,329	22,318,918
106,000	EchoStar Corp., Cl. A†	3,237,013	5,565,000
147,900	Liberty Global plc, Cl. A†	629,500	7,425,319
609,700	Liberty Global plc, Cl. C†	5,879,740	29,454,607
939,800	Rogers Communications Inc., New York, Cl. B	5,997,690	36,520,628
50,000	Rogers Communications Inc., Toronto, Cl. B	229,821	1,943,966
217,900	Scripps Networks Interactive Inc., Cl. A	7,282,041	16,401,333
124,000	Shaw Communications Inc., New York, Cl. B	240,822	3,346,760
120,000	Shaw Communications Inc., Toronto, Cl. B	164,952	3,238,079
67,000	Time Warner Cable Inc.	4,461,904	10,188,020

		56,704,331	290,108,477

	Closed-End Funds — 0.0%
11,417	Royce Global Value Trust Inc.	99,328	91,793
79,920	Royce Value Trust Inc.	975,443	1,145,254

		1,074,771	1,237,047

	Communications Equipment — 0.3%
430,000	Corning Inc.	2,938,558	9,859,900

	Computer Hardware — 0.3%
187,000	Hewlett-Packard Co.	4,072,910	7,504,310

Shares		Cost	Market Value
20,000	International Business Machines Corp.	$3,510,946	$3,208,800
2,000	Wincor Nixdorf AG	95,283	97,312

		7,679,139	10,810,422

	Computer Software and Services — 1.6%
258,400	Diebold Inc.	8,726,740	8,950,976
20,000	DST Systems Inc.	1,423,968	1,883,000
125,000	EarthLink Holdings Corp.	711,919	548,750
165,000	eBay Inc.†	7,379,222	9,259,800
61,400	Fidelity National Information Services Inc.	1,152,853	3,819,080
1,600	Google Inc., Cl. A†	518,799	849,056
2,000	Google Inc., Cl. C†	736,373	1,052,800
22,000	Guidance Software Inc.†	180,902	159,500
155,000	Internap Corp.†	1,045,304	1,233,800
20,000	InterXion Holding NV†	305,142	546,800
30,000	MedAssets Inc.†	531,888	592,800
35,000	Microsoft Corp.	1,085,679	1,625,750
176,000	NCR Corp.†	4,397,081	5,128,640
80,000	RealD Inc.†	710,148	944,000
89,000	Rockwell Automation Inc.	3,088,901	9,896,800
261,000	Yahoo! Inc.†	5,337,524	13,183,110

		37,332,443	59,674,662

	Consumer Products — 5.0%
130,000	Avon Products Inc.	2,085,258	1,220,700
30,000	Brunswick Corp.	735,843	1,537,800
11,000	Christian Dior SA	307,335	1,902,082
366,800	Church & Dwight Co. Inc.	1,174,452	28,907,508
270,000	Coty Inc., Cl. A	4,228,067	5,578,200
382,000	Energizer Holdings Inc.	21,908,493	49,109,920
3,400	Givaudan SA	1,182,809	6,131,764
31,000	Harley-Davidson Inc.	78,081	2,043,210
1,587	Hermes International	556,074	566,120
20,000	Kimberly-Clark Corp.	1,138,913	2,310,800
10,000	Mattel Inc.	166,100	309,450
10,000	National Presto Industries Inc.	297,017	580,400
48,000	Reckitt Benckiser Group plc	1,521,921	3,897,754
113,800	Sally Beauty Holdings Inc.†	898,478	3,498,212
9,000	Stanley Black & Decker Inc.	711,282	864,720
10,000	Svenska Cellulosa AB, Cl. A	169,715	216,790
50,000	Svenska Cellulosa AB, Cl. B	709,301	1,083,310
1,071,400	Swedish Match AB	11,803,737	33,644,672
10,000	Syratech Corp.†	2,000	30
4,000	The Estee Lauder Companies Inc., Cl. A	180,995	304,800
350,000	The Procter & Gamble Co.	12,502,795	31,881,500
65,000	Unilever plc, ADR	2,155,477	2,631,200
55,000	Wolverine World Wide Inc.	255,779	1,620,850

		64,769,922	179,841,792

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2014

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Services — 1.9%
5,000	Allegion plc	$50,325	$277,300
113,000	IAC/InterActiveCorp.	1,192,012	6,869,270
508,600	Liberty Interactive Corp., Cl. A†	3,321,786	14,963,012
53,000	Liberty TripAdvisor Holdings Inc., Cl. A†	349,810	1,425,700
126,591	Liberty Ventures, Cl. A†	865,444	4,775,013
856,100	Rollins Inc.	2,968,106	28,336,910
284,000	The ADT Corp.	9,567,902	10,289,320
68,000	Tree.com Inc.†	514,862	3,287,120

		18,830,247	70,223,645

	Diversified Industrial — 4.3%
3,600	Acuity Brands Inc.	42,487	504,252
5,000	Anixter International Inc.†	45,044	442,300
48,000	Blount International Inc.†	619,855	843,360
406,700	Crane Co.	6,474,580	23,873,290
115,000	Eaton Corp. plc	5,897,125	7,815,400
79,800	Greif Inc., Cl. A	721,431	3,768,954
262,000	Greif Inc., Cl. B	14,296,086	12,906,120
426,500	Honeywell International Inc.	13,586,179	42,615,880
25,000	Ingersoll-Rand plc	370,237	1,584,750
290,000	ITT Corp.	2,646,627	11,733,400
30,000	Jardine Matheson Holdings Ltd.	1,557,901	1,828,500
127,500	Jardine Strategic Holdings Ltd.	3,053,361	4,360,500
154,300	Katy Industries Inc.†	183,765	216,020
17,000	Magnetek Inc.†	306,600	691,050
245,000	Myers Industries Inc.	1,533,959	4,312,000
12,000	Nortek Inc.†	462,854	975,960
41,000	Pentair plc	1,357,062	2,723,220
20,200	Sulzer AG	1,872,362	2,153,691
178,000	Textron Inc.	2,231,552	7,495,580
300,000	Toray Industries Inc.	2,123,909	2,424,946
222,000	Trinity Industries Inc.	1,098,120	6,218,220
338,200	Tyco International plc	7,577,012	14,833,452
4,000	Waters Corp.†	299,744	450,880

		68,357,852	154,771,725

	Electronics — 1.2%
170,000	Cypress Semiconductor Corp.	1,588,749	2,427,600
31,000	Dolby Laboratories Inc., Cl. A	1,273,717	1,336,720
22,000	Intel Corp.	461,179	798,380
12,800	Kyocera Corp., ADR	189,423	586,496
1,500	Mettler-Toledo International Inc.†	212,220	453,690
3,200	Samsung Electronics Co. Ltd., GDR	576,934	1,936,000
905,000	Sony Corp., ADR	17,948,917	18,525,350
45,000	TE Connectivity Ltd.	1,211,785	2,846,250

Shares		Cost	Market Value
250,000	Texas Instruments Inc.	$6,216,848	$13,366,250
25,000	Thermo Fisher Scientific Inc.	3,077,409	3,132,250

		32,757,181	45,408,986

	Energy and Utilities — 5.5%
11,000	Anadarko Petroleum Corp.	652,895	907,500
160,000	BP plc, ADR	4,242,683	6,099,200
10,000	Cameron International Corp.†	543,605	499,500
248,000	Chevron Corp.	8,950,319	27,820,640
287,000	ConocoPhillips	6,230,387	19,820,220
170,000	CONSOL Energy Inc.	6,281,786	5,747,700
113,000	Devon Energy Corp.	1,571,968	6,916,730
3,000	Diamond Offshore Drilling Inc.	113,850	110,130
20,000	Edison International	340,000	1,309,600
219,000	El Paso Electric Co.	2,853,332	8,773,140
149,900	EOG Resources Inc.	343,252	13,801,293
281,200	Exxon Mobil Corp.	6,808,144	25,996,940
45,000	FirstEnergy Corp.	683,597	1,754,550
130,000	GenOn Energy Inc., Escrow†	0	0
176,000	Halliburton Co.	5,729,101	6,922,080
100,000	Kinder Morgan Inc.	1,645,165	4,231,000
277,900	National Fuel Gas Co.	14,217,136	19,322,387
28,000	NextEra Energy Inc.	1,354,235	2,976,120
15,000	Northeast Utilities	248,532	802,800
56,400	Oceaneering International Inc.	1,485,871	3,316,884
30,000	Patterson-UTI Energy Inc.	535,891	497,700
5,000	Phillips 66	189,129	358,500
200,000	Rowan Companies plc, Cl. A	7,457,176	4,664,000
36,000	Royal Dutch Shell plc, Cl. A, ADR	2,166,937	2,410,200
128,000	SJW Corp.	2,097,345	4,111,360
163,500	Southwest Gas Corp.	2,801,382	10,105,935
160,000	Spectra Energy Corp.	3,790,661	5,808,000
199,900	Talisman Energy Inc.	2,055,864	1,565,217
100,000	The AES Corp.	381,000	1,377,000
8,000	Transocean Ltd.	374,662	146,640
37,000	Wartsila OYJ Abp	2,015,924	1,660,592
870,000	Weatherford International plc†	13,930,550	9,961,500

		102,092,379	199,795,058

	Entertainment — 7.5%
195,500	Discovery Communications Inc., Cl. A†	1,037,519	6,734,975
556,500	Discovery Communications Inc., Cl. C†	2,346,354	18,765,180
16,000	DreamWorks Animation SKG Inc., Cl. A†	328,322	357,280
37,000	Electronic Arts Inc.†	505,725	1,739,555
772,400	Grupo Televisa SAB, ADR	9,480,245	26,307,944
489,054	Media General Inc.	4,554,065	8,181,873
2,500	Nintendo Co. Ltd.	394,759	263,086

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2014

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
181,400	Starz, Cl. A†	$57,953	$5,387,580
441,300	The Madison Square Garden Co., Cl. A†	1,042,532	33,212,238
285,001	Time Warner Inc.	7,542,183	24,344,785
2,213,900	Twenty-First Century Fox Inc., Cl. A	13,990,017	85,024,830
181,000	Twenty-First Century Fox Inc., Cl. B	3,845,198	6,677,090
463,000	Viacom Inc., Cl. A	13,931,112	34,956,500
25,000	Viacom Inc., Cl. B	1,051,735	1,881,250
750,000	Vivendi SA	14,380,801	18,776,999

		74,488,520	272,611,165

	Environmental Services — 1.4%
65,000	Progressive Waste Solutions Ltd.	1,380,453	1,955,200
649,300	Republic Services Inc.	8,692,277	26,134,325
20,000	Waste Connections Inc.	632,503	879,800
400,000	Waste Management Inc.	7,927,060	20,528,000

		18,632,293	49,497,325

	Equipment and Supplies — 6.9%
1,189,900	AMETEK Inc.	1,979,179	62,624,437
12,000	Amphenol Corp., Cl. A	23,162	645,720
10,000	AZZ Inc.	370,300	469,200
94,000	CIRCOR International Inc.	936,140	5,666,320
120,000	Crown Holdings Inc.†	540,996	6,108,000
170,000	CTS Corp.	1,029,518	3,031,100
8,000	Danaher Corp.	70,641	685,680
787,900	Donaldson Co. Inc.	2,608,836	30,436,577
604,500	Flowserve Corp.	2,824,021	36,167,235
54,000	Graco Inc.	2,747,423	4,329,720
205,000	GrafTech International Ltd.†	1,589,764	1,037,300
702,400	IDEX Corp.	2,619,442	54,674,816
130,000	Interpump Group SpA	532,270	1,832,625
16,000	Lawson Products Inc.†	267,152	425,120
136,000	Mueller Industries Inc.	3,654,363	4,643,040
212,300	Sealed Air Corp.	4,358,972	9,007,889
2,000	SL Industries Inc.†	5,719	78,000
34,000	Tenaris SA, ADR	1,333,155	1,027,140
93,000	The Manitowoc Co. Inc.	227,538	2,055,300
53,000	The Timken Co.	1,985,549	2,262,040
17,000	The Toro Co.	592,882	1,084,770
80,000	The Weir Group plc	336,631	2,307,979
26,400	Valmont Industries Inc.	210,943	3,352,800
281,200	Watts Water Technologies Inc., Cl. A	3,281,618	17,839,328

		34,126,214	251,792,136

	Financial Services — 9.3%
15,200	Alleghany Corp.†	2,519,459	7,045,200

Shares		Cost	Market Value
78,000	AllianceBernstein Holding LP	$1,397,739	$2,014,740
646,600	American Express Co.	18,387,071	60,159,664
6,000	Ameriprise Financial Inc.	188,190	793,500
29,000	Argo Group International Holdings Ltd.	926,320	1,608,630
52,000	Bank of America Corp.	453,096	930,280
208	Berkshire Hathaway Inc., Cl. A†	923,897	47,008,000
75,000	BKF Capital Group Inc.†	419,241	108,750
45,000	Calamos Asset Management Inc., Cl. A	512,984	599,400
65,000	Citigroup Inc.	2,290,500	3,517,150
35,000	Cullen/Frost Bankers Inc.	2,746,299	2,472,400
80,000	First Niagara Financial Group Inc.	972,249	674,400
170,000	Fortress Investment Group LLC, Cl. A	1,065,721	1,363,400
134,000	GAM Holding AG	1,850,414	2,426,071
207,000	H&R Block Inc.	3,646,173	6,971,760
13,000	HSBC Holdings plc, ADR	677,739	613,990
53,000	Interactive Brokers Group Inc., Cl. A	893,354	1,545,480
430,000	Janus Capital Group Inc.	3,856,745	6,935,900
262,000	JPMorgan Chase & Co.	10,394,934	16,395,960
95,900	Kinnevik Investment AB, Cl. A	2,113,575	3,186,190
153,000	Kinnevik Investment AB, Cl. B	3,973,635	5,010,666
245,750	KKR & Co. LP	4,554,515	5,703,857
349,000	Legg Mason Inc.	8,690,899	18,626,130
39,000	Leucadia National Corp.	359,633	874,380
78,000	Loews Corp.	3,344,080	3,277,560
43,000	M&T Bank Corp.	3,092,386	5,401,660
133,000	Marsh & McLennan Companies Inc.	3,871,353	7,612,920
10,000	Morgan Stanley	322,077	388,000
99,800	Northern Trust Corp.	4,838,290	6,726,520
30,000	Popular Inc.†	593,108	1,021,500
138,600	State Street Corp.	3,368,429	10,880,100
20,000	SunTrust Banks Inc.	424,879	838,000
52,000	T. Rowe Price Group Inc.	1,121,438	4,464,720
666,900	The Bank of New York Mellon Corp.	19,020,332	27,056,133
47,000	The Blackstone Group LP	803,664	1,590,010
13,500	The Goldman Sachs Group Inc.	1,573,808	2,616,705
200,000	The Hartford Financial Services Group Inc.	5,874,428	8,338,000
147,000	The PNC Financial Services Group Inc.	8,426,079	13,410,810
10,000	Value Line Inc.	137,382	166,500
30,000	W. R. Berkley Corp.	1,091,837	1,537,800
155,000	Waddell & Reed Financial Inc., Cl. A	3,242,505	7,722,100

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2014

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
664,400	Wells Fargo & Co.	$20,073,807	$36,422,408

		155,034,264	336,057,344

	Food and Beverage — 11.1%
509,700	Brown-Forman Corp., Cl. A	6,141,105	44,731,272
135,000	Brown-Forman Corp., Cl. B	2,756,842	11,858,400
60,000	Campbell Soup Co.	1,691,457	2,640,000
400,000	China Mengniu Dairy Co. Ltd.	1,191,136	1,650,623
35,000	Chr. Hansen Holding A/S	1,475,797	1,559,928
26,000	Coca-Cola Enterprises Inc.	508,677	1,149,720
16,500	Coca-Cola HBC AG	231,193	315,804
335,000	ConAgra Foods Inc.	10,605,657	12,153,800
85,000	Constellation Brands Inc., Cl. A†	1,903,822	8,344,450
12,000	Core-Mark Holding Co. Inc.	279,415	743,160
30,000	Crimson Wine Group Ltd.†	231,103	285,000
286,000	Danone SA	13,636,819	18,843,794
846,200	Davide Campari-Milano SpA	4,838,535	5,283,566
317,000	Diageo plc, ADR	12,625,958	36,166,530
84,348	Diamond Foods Inc.†	1,692,775	2,381,144
203,000	Dr Pepper Snapple Group Inc.	4,915,236	14,551,040
80,000	Farmer Brothers Co.†	983,002	2,356,000
382,000	Flowers Foods Inc.	670,727	7,330,580
41,000	Fomento Economico Mexicano SAB de CV, ADR†	1,407,018	3,609,230
560,000	General Mills Inc.	9,935,625	29,864,800
2,400,000	Grupo Bimbo SAB de CV, Cl. A	1,040,756	6,620,690
10,000	Heineken Holding NV	407,450	628,381
118,000	Heineken NV	5,739,722	8,417,251
20,000	Heineken NV, ADR	481,149	706,600
92,000	Ingredion Inc.	1,087,509	7,805,280
193,900	ITO EN Ltd.	4,283,200	3,519,274
23,200	John Bean Technologies Corp.	371,543	762,352
43,000	Kellogg Co.	1,188,743	2,813,920
81,300	Kerry Group plc, Cl. A	1,052,020	5,701,949
30,500	Keurig Green Mountain Inc.	739,377	4,038,048
502,800	Kikkoman Corp.	5,806,947	12,450,366
57,000	Kraft Foods Group Inc.	2,903,575	3,571,620
19,800	LVMH Moet Hennessy Louis Vuitton SA	701,482	3,168,585
156,000	Maple Leaf Foods Inc.	2,864,324	2,614,323
15,000	MEIJI Holdings Co. Ltd.	678,410	1,378,778
429,000	Mondelēz International Inc., Cl. A	9,282,583	15,583,425
245,000	Morinaga Milk Industry Co. Ltd.	909,693	850,893
143,400	Nestlé SA	5,462,729	10,522,058
187,800	NISSIN FOODS HOLDINGS CO. LTD.	6,461,360	9,046,635

Shares		Cost	Market Value
200,000	Parmalat SpA	$569,900	$578,405
257,000	PepsiCo Inc.	9,627,093	24,301,920
68,900	Pernod Ricard SA	6,160,332	7,691,962
144,000	Post Holdings Inc.†	3,313,619	6,032,160
87,000	Remy Cointreau SA	5,218,282	5,828,003
10,000	SABMiller plc	358,218	523,846
80,000	Snyder’s-Lance Inc.	1,778,687	2,444,000
45,000	Suntory Beverage & Food Ltd.	1,434,256	1,566,622
405,000	The Coca-Cola Co.	9,086,391	17,099,100
34,000	The Hain Celestial Group Inc.†	267,614	1,981,860
21,000	The J.M. Smucker Co.	729,807	2,120,580
45,000	The WhiteWave Foods Co.†	453,697	1,574,550
600,000	Tingyi (Cayman Islands) Holding Corp.	1,488,465	1,371,048
166,860	Tootsie Roll Industries Inc.	1,691,762	5,114,259
40,000	Tyson Foods Inc., Cl. A	449,558	1,603,600
322,600	Yakult Honsha Co. Ltd.	8,331,747	17,183,069

		180,143,899	403,034,253

	Health Care — 4.9%
42,000	Actavis plc†	6,043,484	10,811,220
30,000	Aetna Inc.	1,824,027	2,664,900
219,000	Alere Inc.†	7,287,093	8,322,000
5,000	Allergan Inc.	229,607	1,062,950
23,000	AmerisourceBergen Corp.	909,288	2,073,680
60,000	Amgen Inc.	2,813,183	9,557,400
38,000	AngioDynamics Inc.†	396,277	722,380
15,000	Anthem Inc.	1,242,267	1,885,050
5,000	AstraZeneca plc, ADR	353,697	351,900
74,000	Baxter International Inc.	3,906,348	5,423,460
15,700	Becton, Dickinson and Co.	1,172,739	2,184,812
19,000	Biogen Idec Inc.†	128,440	6,449,550
11,500	Bio-Rad Laboratories Inc., Cl. A†	1,167,292	1,386,440
425,000	BioScrip Inc.†	2,883,264	2,970,750
245,000	Boston Scientific Corp.†	1,720,003	3,246,250
125,000	Bristol-Myers Squibb Co.	3,218,850	7,378,750
17,500	Cepheid Inc.†	196,789	947,450
85,000	Chemed Corp.	4,221,443	8,981,950
35,000	Cigna Corp.	1,816,474	3,601,850
30,000	CONMED Corp.	598,176	1,348,800
45,000	Covidien plc	2,388,725	4,602,600
15,000	Cubist Pharmaceuticals Inc.†	1,507,567	1,509,750
53,000	DaVita HealthCare Partners Inc.†	3,199,659	4,014,220
10,000	DENTSPLY International Inc.	190,509	532,700
30,000	Eli Lilly & Co.	1,057,507	2,069,700
25,000	Endo International plc	1,950,250	1,803,000
44,000	Exactech Inc.†	671,660	1,037,080
70,000	Express Scripts Holding Co.†	4,211,574	5,926,900
20,000	Gerresheimer AG	1,276,756	1,087,838

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2014

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
50,000	HCA Holdings Inc.†	$3,026,384	$3,669,500
31,600	Henry Schein Inc.†	898,732	4,302,340
10,000	Humana Inc.	685,249	1,436,300
48,000	Indivior plc†	31,060	111,771
103,000	Johnson & Johnson	5,917,835	10,770,710
12,000	Laboratory Corp. of America Holdings†	997,619	1,294,800
150,000	Lexicon Pharmaceuticals Inc.†	368,250	136,485
20,000	McKesson Corp.	1,812,699	4,151,600
3,000	Mead Johnson Nutrition Co.	178,673	301,620
145,000	Merck & Co. Inc.	4,283,496	8,234,550
50,000	Mylan Inc.†	2,295,383	2,818,500
20,000	Myriad Genetics Inc.†	692,890	681,200
30,432	Orthofix International NV†	1,015,782	914,786
30,000	Owens & Minor Inc.	902,440	1,053,300
42,000	Patterson Companies Inc.	1,298,788	2,020,200
40,000	Pfizer Inc.	665,000	1,246,000
40,000	Quality Systems Inc.	728,195	623,600
44,000	Quidel Corp.†	603,237	1,272,480
400	Regeneron Pharmaceuticals Inc.†	43,670	164,100
76,000	Roche Holding AG, ADR	1,500,123	2,583,240
35,000	St. Jude Medical Inc.	1,447,615	2,276,050
32,000	Stryker Corp.	1,660,657	3,018,560
150,000	Tenet Healthcare Corp.†	4,377,501	7,600,500
75,000	UnitedHealth Group Inc.	3,206,272	7,581,750
29,000	William Demant Holding A/S†	1,359,329	2,206,176
93,800	Wright Medical Group Inc.†	1,455,213	2,520,406
14,000	Zimmer Holdings Inc.	723,823	1,587,880

		100,758,863	178,533,734

	Home Furnishings — 0.1%
30,000	Bed Bath & Beyond Inc.†	1,895,771	2,285,100
116,000	Blyth Inc.	1,708,087	1,061,400

		3,603,858	3,346,500

	Hotels and Gaming — 1.4%
17,000	Accor SA	583,813	768,118
56,000	Belmond Ltd., Cl. A†	939,400	692,720
26,000	Churchill Downs Inc.	1,103,224	2,477,800
750,000	Genting Singapore plc	1,006,305	611,482
10,000	Homeinns Hotel Group, ADR†	159,080	300,200
47,000	Hyatt Hotels Corp., Cl. A†	1,847,087	2,829,870
60,000	International Game Technology	835,264	1,035,000
55,000	Interval Leisure Group Inc.	474,329	1,148,950
1,200,000	Ladbrokes plc	2,136,664	2,066,708
82,000	Las Vegas Sands Corp.	319,182	4,769,120
4,229,100	Mandarin Oriental International Ltd.	8,074,008	7,083,743

Shares		Cost	Market Value
400,000	MGM Resorts International†	$4,094,351	$8,552,000
76,000	Pinnacle Entertainment Inc.†	376,261	1,691,000
35,000	Ryman Hospitality Properties Inc.	958,935	1,845,900
92,000	Starwood Hotels & Resorts Worldwide Inc.	1,805,608	7,458,440
2,000,000	The Hongkong & Shanghai Hotels Ltd.	2,722,562	2,965,962
100,000	Universal Entertainment Corp.	1,109,411	1,502,755
10,000	Wyndham Worldwide Corp.	249,886	857,600
11,000	Wynn Resorts Ltd.	858,342	1,636,360

		29,653,712	50,293,728

	Machinery — 3.1%
121,500	Caterpillar Inc.	799,951	11,120,895
280,000	CNH Industrial NV, Brsaltaliana	2,940,908	2,270,060
1,509,168	CNH Industrial NV, New York	12,053,535	12,163,894
607,000	Deere & Co.	4,669,498	53,701,290
15,000	Kennametal Inc.	597,924	536,850
26,000	Mueller Water Products Inc., Cl. A	192,104	266,240
750,000	Xylem Inc.	10,158,027	28,552,500
35,000	Zebra Technologies Corp., Cl. A†	1,155,647	2,709,350

		32,567,594	111,321,079

	Manufactured Housing and Recreational Vehicles — 0.1%
32,000	Cavco Industries Inc.†	605,460	2,536,640
33,000	Nobility Homes Inc.†	522,961	354,750
43,000	Skyline Corp.†	325,261	174,150

		1,453,682	3,065,540

	Metals and Mining — 1.3%
62,000	Agnico Eagle Mines Ltd.	2,057,221	1,543,180
400,000	Alcoa Inc.	3,989,429	6,316,000
311,600	Barrick Gold Corp.	5,836,000	3,349,700
90,000	Cliffs Natural Resources Inc.	1,270,134	642,600
95,000	Franco-Nevada Corp.	3,312,359	4,673,050
221,000	Freeport-McMoRan Inc.	4,615,844	5,162,560
72,000	Global Brass & Copper Holdings Inc.	1,203,769	947,520
50,000	Kinross Gold Corp.†	359,224	141,000
6,000	Labrador Iron Ore Royalty Corp.	191,857	96,058
52,000	New Hope Corp. Ltd.	70,252	104,858
627,000	Newmont Mining Corp.	16,446,028	11,850,300
150,000	Peabody Energy Corp.	2,668,785	1,161,000
136,000	Royal Gold Inc.	6,011,389	8,527,200
160,000	Silver Wheaton Corp.	3,198,403	3,252,800

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2014

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
235,000	Turquoise Hill Resources Ltd.†	$1,140,558	$728,500

		52,371,252	48,496,326

	Publishing — 0.9%
3,500	Graham Holdings Co., Cl. B	2,427,005	3,022,985
140,000	Il Sole 24 Ore SpA†	211,851	100,628
143,000	McGraw Hill Financial Inc.	1,155,144	12,724,140
66,000	Meredith Corp.	1,436,874	3,585,120
400,000	News Corp., Cl. A†	1,375,880	6,276,000
200,000	News Corp., Cl. B†	3,009,624	3,016,000
92,000	The E.W. Scripps Co., Cl. A†	739,898	2,056,200
25,000	The New York Times Co., Cl. A	228,978	330,500

		10,585,254	31,111,573

	Real Estate — 0.3%
11,000	Brookfield Asset Management Inc., Cl. A	294,496	551,430
75,000	Forest City Enterprises Inc., Cl. A†	1,430,616	1,597,500
104,000	Griffin Land & Nurseries Inc.	1,510,666	3,126,240
234,600	The St. Joe Co.†	1,762,573	4,314,294

		4,998,351	9,589,464

	Real Estate Investment Trusts — 0.1%
14,422	Host Hotels & Resorts Inc.	290,636	342,811
130,000	Weyerhaeuser Co.	2,724,476	4,665,700

		3,015,112	5,008,511

	Retail — 3.2%
103,200	Aaron’s Inc.†	578,207	3,154,824
126,600	AutoNation Inc.†	1,055,608	7,647,906
108,000	Costco Wholesale Corp.	5,522,354	15,309,000
235,000	CST Brands Inc.	7,519,156	10,248,350
323,600	CVS Health Corp.	10,732,510	31,165,916
57,000	HSN Inc.	1,511,250	4,332,000
310,000	J.C. Penney Co. Inc.†	3,966,189	2,008,800
50,000	Krispy Kreme Doughnuts Inc.†	360,134	987,000
800,000	Lianhua Supermarket Holdings Ltd., Cl. H†	841,076	401,308
188,000	Macy’s Inc.	2,977,356	12,361,000
50,000	Murphy USA Inc.†	2,116,203	3,443,000
41,000	Outerwall Inc.†	2,053,302	3,084,020
22,000	Penske Automotive Group Inc.	907,112	1,079,540
14,857	Rush Enterprises Inc., Cl. B†	337,936	418,373
54,000	The Cheesecake Factory Inc.	1,599,458	2,716,740
36,000	The Home Depot Inc.	1,118,970	3,778,920
65,600	The Kroger Co.	398,570	4,212,176
54,000	Walgreens Boots Alliance Inc.	2,553,437	4,114,800

Shares		Cost	Market Value
5,000	Wal-Mart Stores Inc.	$252,700	$429,400
110,000	Whole Foods Market Inc.	1,446,642	5,546,200

		47,848,170	116,439,273

	Specialty Chemicals — 1.7%
25,000	Airgas Inc.	1,623,209	2,879,500
12,000	Ashland Inc.	554,027	1,437,120
225,000	Chemtura Corp.†	4,793,792	5,564,250
615,000	Ferro Corp.†	5,224,736	7,970,400
20,000	FMC Corp.	1,343,867	1,140,600
110,000	General Chemical Group Inc.†	365,584	1,210
153,000	H.B. Fuller Co.	4,301,459	6,813,090
130,000	International Flavors & Fragrances Inc.	7,102,417	13,176,800
1,000	NewMarket Corp.	104,167	403,530
400,000	OMNOVA Solutions Inc.†	1,095,242	3,256,000
11,000	Praxair Inc.	1,148,655	1,425,160
244,800	Sensient Technologies Corp.	4,880,120	14,771,232
40,000	SGL Carbon SE†	1,035,485	664,077
65,000	Zep Inc.	735,432	984,750

		34,308,192	60,487,719

	Telecommunications — 1.8%
15,000	AT&T Inc.	369,351	503,850
40,000	CenturyLink Inc.	699,240	1,583,200
1,400,000	Cincinnati Bell Inc.†	5,341,647	4,466,000
260,000	Deutsche Telekom AG, ADR	4,293,584	4,131,400
30,000	Hellenic Telecommunications Organization SA†	435,110	330,345
25,000	Hellenic Telecommunications Organization SA, ADR†	111,368	134,000
45,000	Intelsat SA†	816,890	781,200
75,200	Level 3 Communications Inc.†	1,891,360	3,713,376
56,000	Loral Space & Communications Inc.†	2,180,583	4,407,760
110,000	NII Holdings Inc.†	196,104	2,035
5,000	Oi SA, ADR†	249,724	15,950
12,000	Orange SA, ADR	145,985	203,040
180,000	Portugal Telecom SGPS SA	1,445,658	188,187
147,415	Sprint Corp.†	835,837	611,772
3,007,800	Telecom Italia SpA†	1,674,788	3,210,125
175,000	Telecom Italia SpA, ADR†	1,222,253	1,844,500
46,500	Telefonica Brasil SA, ADR	911,624	822,120
267,401	Telefonica SA, ADR	3,354,218	3,799,768
1,065,510	Telephone & Data Systems Inc.	21,395,625	26,904,128
180,000	Verizon Communications Inc.	6,013,262	8,420,400
52,000	VimpelCom Ltd., ADR	664,383	217,100

		54,248,594	66,290,256

	Transportation — 0.6%
334,100	GATX Corp.	8,593,790	19,224,114

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2014

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Transportation (Continued)
4,000	Kansas City Southern	$7,317	$488,120
46,000	Providence and Worcester Railroad Co.	710,155	851,230

		9,311,262	20,563,464

	Wireless Communications — 0.5%
117,400	America Movil SAB de CV, Cl. L, ADR	358,790	2,603,932
6,000	Millicom International Cellular SA	555,486	449,280
44,000	Millicom International Cellular SA, SDR	4,046,758	3,287,773
240,000	NTT DoCoMo Inc.	3,426,499	3,542,495
21,857	Tim Participacoes SA, ADR	157,720	485,444
180,289	United States Cellular Corp.†	8,787,251	7,180,911
60,000	Vodafone Group plc, ADR	2,787,638	2,050,200

		20,120,142	19,600,035

	TOTAL COMMON STOCKS	1,435,488,296	3,616,579,223

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%	674,937	780,658

	RIGHTS — 0.0%
	Broadcasting — 0.0%
28,600	Liberty Broadband Corp., expire 01/09/15†	0	271,700

	Health Care — 0.0%
20,000	American Medical Alert Corp.†	0	200

	TOTAL RIGHTS	0	271,900

Shares		Cost	Market Value
	WARRANTS — 0.1%
	Energy and Utilities — 0.1%
300,000	Kinder Morgan Inc., expire 05/25/17†	$343,263	$1,278,000

	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd., expire 05/14/18†(a)	329,280	398,000

	TOTAL WARRANTS	672,543	1,676,000

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.1%
$ 3,820,000	U.S. Treasury Bills, 0.070%††, 06/18/15	3,818,752	3,818,583

	TOTAL INVESTMENTS — 100.0%	$1,440,654,528	3,623,126,364

	Other Assets and Liabilities (Net) — (0.0)%		(971,056)

	NET ASSETS — 100.0%		$3,622,155,308

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the market value of the Rule 144A security amounted to $398,000 or 0.01% of net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities

December 31, 2014

Assets:
Investments, at value (cost $1,440,654,528)	$3,623,126,364
Foreign currency, at value (cost $290)	316
Receivable for Fund shares sold	2,341,901
Receivable for investments sold	1,097,245
Dividends receivable	4,094,324
Prepaid expenses	91,312

Total Assets	3,630,751,462

Liabilities:
Payable to custodian	38,920
Payable for investments purchased	573,387
Payable for Fund shares redeemed	3,548,655
Payable for investment advisory fees	3,094,126
Payable for distribution fees	772,971
Payable for accounting fees	11,250
Other accrued expenses	556,845

Total Liabilities	8,596,154

Net Assets
(applicable to 55,507,724 shares outstanding)	$3,622,155,308

Net Assets Consist of:
Paid-in capital	$1,456,003,850
Distributions in excess of net investment income	(838,326)
Distributions in excess of net realized gain on investments and foreign currency transactions	(15,448,285)
Net unrealized appreciation on investments	2,182,471,836
Net unrealized depreciation on foreign currency translations	(33,767)

Net Assets	$3,622,155,308

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($3,011,540,593 ÷ 46,052,713 shares outstanding)	$65.39
Class A:
Net Asset Value and redemption price per share ($110,428,361 ÷ 1,702,075 shares outstanding)	$64.88
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$68.84
Class C:
Net Asset Value and offering price per share ($125,548,142 ÷ 2,018,242 shares outstanding)	$62.21 (a)
Class I:
Net Asset Value, offering, and redemption price per share ($374,638,212 ÷ 5,734,694 shares outstanding)	$65.33

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended December 31, 2014

Investment Income:
Dividends (net of foreign withholding taxes of $1,029,623)	$59,976,555
Interest	10,682

Total Investment Income	59,987,237

Expenses:
Investment advisory fees	36,830,483
Distribution fees - Class AAA	7,792,838
Distribution fees - Class A	290,851
Distribution fees - Class C	1,180,915
Shareholder services fees	2,267,873
Custodian fees	404,299
Shareholder communications expenses	359,771
Trustees’ fees	190,000
Registration expenses	108,710
Legal and audit fees	75,010
Accounting fees	45,000
Interest expense	2,036
Miscellaneous expenses	177,967

Total Expenses	49,725,753

Less:
Advisory fee reduction on unsupervised assets (Note 3)	(2,648)

Net Expenses	49,723,105

Net Investment Income	10,264,132

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	168,188,218
Net realized loss on foreign currency transactions	(61,468)

Net realized gain/(loss) on investments and foreign currency transactions	168,126,750

Net change in unrealized appreciation/depreciation:
on investments	(3,125,281)
on foreign currency translations	(36,825)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(3,162,106)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	164,964,644

Net Increase in Net Assets Resulting from Operations	$175,228,776

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
Operations:
Net investment income	$10,264,132	$11,254,782
Net realized gain on investments and foreign currency transactions	168,126,750	163,424,615
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(3,162,106)	726,924,090

Net Increase in Net Assets Resulting from Operations	175,228,776	901,603,487

Distributions to Shareholders:
Net investment income
Class AAA	(7,793,167)	(9,499,483)
Class A	(284,645)	(375,094)
Class I	(1,943,556)	(1,451,174)

	(10,021,368)	(11,325,751)

Net realized gain
Class AAA	(131,714,250)	(139,537,116)
Class A	(4,863,285)	(4,979,065)
Class C	(5,760,680)	(4,706,701)
Class I	(16,424,258)	(12,158,812)

	(158,762,473)	(161,381,694)

Total Distributions to Shareholders	(168,783,841)	(172,707,445)

Shares of Beneficial Interest Transactions:
Class AAA	(175,884,837)	44,788,800
Class A	(2,912,954)	18,718,474
Class C	21,621,114	33,703,557
Class I	96,899,371	73,874,564

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(60,277,306)	171,085,395

Redemption Fees	4,604	8,574

Net Increase/(Decrease) in Net Assets	(53,827,767)	899,990,011
Net Assets:
Beginning of year	3,675,983,075	2,775,993,064

End of year (including undistributed net investment income of $0 and $0, respectively)	$3,622,155,308	$3,675,983,075

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses	Portfolio Turnover Rate
Class AAA
2014	$65.31	$0.19	$3.04	$3.23	$(0.17)	$(2.98)	$(3.15)	$0.00	$65.39	4.9%	$3,011,541	0.28%	1.35%	5%
2013	51.87	0.21	16.42	16.63	(0.20)	(2.99)	(3.19)	0.00	65.31	32.4	3,178,406	0.35	1.35	7
2012	47.60	0.50	7.10	7.60	(0.52)	(2.81)	(3.33)	0.00	51.87	16.0	2,487,368	0.97	1.38	4
2011	48.93	0.19	(0.41)	(0.22)	(0.18)	(0.93)	(1.11)	0.00	47.60	(0.4)	2,527,218	0.39	1.37	8
2010	40.21	0.15	9.13	9.28	(0.15)	(0.41)	(0.56)	0.00	48.93	23.1	2,571,513	0.35	1.38	7
Class A
2014	$64.82	$0.19	$3.02	$3.21	$(0.17)	$(2.98)	$(3.15)	$0.00	$64.88	4.9%	$110,428	0.28%	1.35%	5%
2013	51.52	0.20	16.32	16.52	(0.23)	(2.99)	(3.22)	0.00	64.82	32.4	112,707	0.33	1.35	7
2012	47.30	0.50	7.05	7.55	(0.52)	(2.81)	(3.33)	0.00	51.52	16.0	74,713	0.98	1.38	4
2011	48.65	0.21	(0.42)	(0.21)	(0.21)	(0.93)	(1.14)	0.00	47.30	(0.4)	66,330	0.43	1.37	8
2010	40.01	0.15	9.07	9.22	(0.17)	(0.41)	(0.58)	0.00	48.65	23.0	23,280	0.34	1.38	7
Class C
2014	$62.58	$(0.30)	$2.91	$2.61	—	$(2.98)	$(2.98)	$0.00	$62.21	4.1%	$125,548	(0.47)%	2.10%	5%
2013	50.01	(0.24)	15.80	15.56	—	(2.99)	(2.99)	0.00	62.58	31.4	104,620	(0.41)	2.10	7
2012	46.05	0.13	6.82	6.95	$(0.18)	(2.81)	(2.99)	0.00	50.01	15.1	54,546	0.27	2.13	4
2011	47.53	(0.15)	(0.40)	(0.55)	—	(0.93)	(0.93)	0.00	46.05	(1.1)	41,146	(0.32)	2.12	8
2010	39.25	(0.17)	8.86	8.69	—	(0.41)	(0.41)	0.00	47.53	22.1	17,240	(0.40)	2.13	7
Class I
2014	$65.25	$0.35	$3.06	$3.41	$(0.35)	$(2.98)	$(3.33)	$0.00	$65.33	5.2%	$374,638	0.52%	1.10%	5%
2013	51.82	0.36	16.42	16.78	(0.36)	(2.99)	(3.35)	0.00	65.25	32.7	280,250	0.60	1.10	7
2012	47.56	0.67	7.06	7.73	(0.66)	(2.81)	(3.47)	0.00	51.82	16.3	159,366	1.30	1.13	4
2011	48.90	0.34	(0.44)	(0.10)	(0.31)	(0.93)	(1.24)	0.00	47.56	(0.2)	94,896	0.69	1.12	8
2010	40.18	0.27	9.11	9.38	(0.25)	(0.41)	(0.66)	0.00	48.90	23.4	38,532	0.62	1.13	7

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements

1. Organization. The Gabelli Asset Fund was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Products	$179,841,762	—	$30	$179,841,792
Energy and Utilities	199,795,058	—	0	199,795,058
Other Industries (a)	3,236,942,373	—	—	3,236,942,373

Total Common Stocks	3,616,579,193	—	30	3,616,579,223

Preferred Stocks (a)	780,658	—	—	780,658
Rights (a)	271,700	—	200	271,900
Warrants (a)	1,278,000	$398,000	—	1,676,000
U.S. Government Obligations	—	3,818,583	—	3,818,583

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,618,909,551	$4,216,583	$230	$3,623,126,364

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the year ended December 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. During the year ended December 31, 2014, the Fund held no investments in forward foreign exchange contracts.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of December 31, 2014, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to tax equalization utilized during the year. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2014, reclassifications were made to increase distributions in excess of net investment income by $620,546 and increase distributions in excess of net realized gain on investments and foreign currency transactions by $8,884,947, with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 was as follows:

	Year Ended December 31, 2014	Year Ended December 31, 2013
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$16,845,274	$16,013,291
Net long term capital gains	151,938,567	156,694,154

Total distributions paid	$168,783,841	$172,707,445

In addition, for the year ended December 31, 2014, the Fund utilized equalization for additional distributions of $470,421 of ordinary income (inclusive of short term capital gains) and $9,061,660 of net long term capital gains.

Provision For Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2014, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$2,166,151,458

Total	$2,166,151,458

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

At December 31, 2014, the differences between book basis and tax basis net unrealized appreciation were primarily due to mark-to-market adjustments on investments considered passive foreign investment companies, deferral of losses from wash sales for tax purposes, and basis adjustments on investments in partnerships.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2014:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,456,941,139	$2,224,327,000	$(58,141,775)	$2,166,185,225

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2014, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the year ended December 31, 2014, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $2,648.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $2,000. The Chairman of the Proxy Voting Committee and Nominating Committee each receive $1,000 annually. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser,

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2014, other than short term securities and U.S. Government obligations, aggregated $190,617,663 and $392,974,962, respectively.

6. Transactions with Affiliates. During the year ended December 31, 2014, the Fund paid brokerage commissions on security trades of $183,778 to G.research, Inc., an affiliate of the Adviser. Additionally, the Distributor retained a total of $97,101 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the year ended December 31, 2014, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At December 31, 2014, there were no borrowings under the line of credit. During the year ended December 31, 2014, the Fund had a one day borrowing of $4,557,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2014 and 2013, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2014		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	2,368,680	$155,780,233	4,423,832	$263,159,452
Shares issued upon reinvestment of distributions	2,006,968	132,961,681	2,286,536	142,336,582
Shares redeemed	(6,987,657)	(464,626,751)	(5,996,588)	(360,707,234)

Net increase/(decrease)	(2,612,009)	$(175,884,837)	713,780	$44,788,800

Class A
Shares sold	456,487	$29,838,398	706,248	$42,350,728
Shares issued upon reinvestment of distributions	63,721	4,188,403	71,553	4,420,533
Shares redeemed	(556,902)	(36,939,755)	(489,225)	(28,052,787)

Net increase/(decrease)	(36,694)	$(2,912,954)	288,576	$18,718,474

Class C
Shares sold	577,068	$36,271,599	718,776	$41,515,359
Shares issued upon reinvestment of distributions	68,953	4,346,098	56,269	3,356,995
Shares redeemed	(299,658)	(18,996,583)	(193,750)	(11,168,797)

Net increase	346,363	$21,621,114	581,295	$33,703,557

Class I
Shares sold	2,548,131	$170,962,006	1,815,870	$109,706,548
Shares issued upon reinvestment of distributions	248,099	16,419,180	191,925	11,933,903
Shares redeemed	(1,356,223)	(90,481,815)	(788,463)	(47,765,887)

Net increase	1,440,007	$96,899,371	1,219,332	$73,874,564

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Asset Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

The Gabelli Asset Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Asset Fund (hereafter referred to as the “Fund”) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 26, 2015

The Gabelli Asset Fund

Additional Fund Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Asset Fund at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee[4]

INTERESTED TRUSTEES[3]:

Mario J. Gabelli, CFA Trustee and Chief Investment Officer Age: 72	Since 1986	28	Chairman, Chief Executive Officer, and Chief Investment Officer–Value Portfolios of GAMCO Investors, Inc., and Chief Investment Officer–Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Fund Complex; Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group, Inc. (communications); Director of RLJ Acquisition Inc. (blank check company) (2011-2012)

John D. Gabelli Trustee Age: 70	Since 1999	10	Senior Vice President of G.research, Inc.	—

INDEPENDENT TRUSTEES[5]:

Anthony J. Colavita Trustee Age: 79	Since 1989	37	President of the law firm of Anthony J. Colavita, P.C.	—

James P. Conn Trustee Age: 76	Since 1992	21	Former Managing Director and Chief Investment Officer of Financial Security Assurance Holdings Ltd. (1992-1998)	Director of First Republic Bank (banking) through January 2008

Kuni Nakamura Trustee Age: 46	Since 2009	14	President of Advanced Polymer, Inc. (chemical wholesale company); President of KEN Enterprises, Inc.	—

Anthony R. Pustorino Trustee Age: 89	Since 1986	13	Certified Public Accountant; Professor Emeritus, Pace University	Director of the LGL Group, Inc. (diversified manufacturing) (2002-2011)

Werner J. Roeder, MD Trustee Age: 74	Since 2001	23	Former Medical Director of Lawrence Hospital and practicing private physician	—

Anthonie C. van Ekris Trustee Age: 80	1986-1989 1992-present	20	Chairman and Chief Executive Officer of BALMAC International, Inc. (commodities and futures trading)	—

Salvatore J. Zizza Trustee Age: 69	1986-1996 2000-present	31	Chairman of Zizza & Associates Corp. (financial consulting); Chairman of Metropolitan Paper Recycling, Inc. (recycling) (since 2005); Chairman of Harbor Diversified, Inc. (pharmaceuticals) (since 1999); Chairman of BAM (semiconductor and aerospace manufacturing) (since 2000); Chairman of Bergen Cove Realty Inc. (since 2002)	Director and Vice Chairman of Trans-Lux Corporation (business services); Director and Chairman of Harbor Diversified, Inc. (pharmaceuticals); Chairman of Bion Environmental Technologies (technology) (2005-2007); Director, Chairman, and CEO of General Employment Enterprises (staffing services) (2009-2012)

The Gabelli Asset Fund

Additional Fund Information (Continued) (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

OFFICERS:

Bruce N. Alpert President Age: 63	Since 2006	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; and an Officer of registered investment companies in the Gabelli/GAMCO Fund Complex; Director of Teton Advisors, Inc. 1998-2012; Chairman of Teton Advisors, Inc. 2008-2010; President of Teton Advisors, Inc. 1998-2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Andrea R. Mango Secretary Age: 42	Since November 2013	Counsel of Gabelli Funds, LLC; Corporate Vice President within the Corporate Compliance Department of New York Life Insurance Company 2011-2013; Vice President and Counsel of Deutsche Bank 2006-2011

Agnes Mullady Treasurer Age: 56	Since 2006	President and Chief Operating Officer of the Open-End Fund Division of Gabelli Funds, LLC since September 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Fund Complex

Richard J. Walz Chief Compliance Officer Age: 55	Since November 2013	Chief Compliance Officer of the Gabelli/GAMCO Fund Complex; Chief Compliance Officer of AEGON USA Investment Management LLC 2011-2013; Chief Compliance Officer of Cutwater Asset Management 2004-2011

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund’s By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]

“Interested person” of the Fund as defined in the 1940 Act. Messrs. Gabelli are each considered an “interested person” because of their affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

[4]

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[5]	Trustees who are not interested persons are considered “Independent” Trustees.

THE GABELLI ASSET FUND

2014 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2014, the Fund paid to shareholders ordinary income distributions (comprised of net investment income and short term capital gains) totaling $0.304, $0.302, $0.128, and $0.480 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totaling $161,000,227, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Trustees. For the year ended December 31, 2014, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.02% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. The Fund designates 41.36% of the ordinary income distribution as qualified short term gain pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2014 which was derived from U.S. Treasury securities was 0.01%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Asset Fund did not meet this strict requirement in 2014. The percentage of U.S. Government securities held as of December 31, 2014 was 0.11%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar Rating ™

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 4 stars overall, 2 stars for the three year period, 3 stars for the five period, and 5 stars for the ten year period ended December 31, 2014 among 1,336, 1,336, 1,193, and 812 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB405Q414AR

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $37,188 for 2013 and $38,304 for 2014.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2013 and $0 for 2014.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,770 for 2013 and $3,880 for 2014. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2013 and $0 for 2014.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	100%

(d)	N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $246,060 for 2013 and $304,860 for 2014.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Asset Fund

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/06/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/06/2015

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 3/06/2015

* Print the name and title of each signing officer under his or her signature.